Property and Equipment (Tables)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated economic lives of the assets, which range as follows:

Land	Indefinite
Buildings	60	years
Medical and surgical equipment	13	years
Electrical and other equipment	5-7	years
Computer equipment, furniture and fixtures	3-7	years
Vehicles	5-7	years
Property and equipment consisted of the following:

(In thousands)	June 30, 2021	December 31, 2020
Land	$16,210	$—
Buildings	21,547	—
Leasehold improvements	3,252	—
Medical and surgical equipment	2,704	—
Electrical and other equipment	494	73
Computer equipment, furniture and fixtures	7,980	33
Vehicles	164	48
Construction in progress	3,816	—

	56,167	154
Accumulated depreciation and amortization	(1,013)	(3)

Total property and equipment, net	$55,154	$151

Property and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated economic lives of the assets, which range as follows:

Land	Indefinite
Buildings	60	years
Medical and surgical equipment	13	years
Electrical and other equipment	5-7	years
Computer equipment, furniture and fixtures	3-7	years
Vehicles	5-7	years
4. Property and Equipment
Property and equipment consisted of the following:

(In thousands)	June 30, 2021	December 31, 2020
Land	$16,210	$—
Buildings	21,547	—
Leasehold improvements	3,252	—
Medical and surgical equipment	2,704	—
Electrical and other equipment	494	73
Computer equipment, furniture and fixtures	7,980	33
Vehicles	164	48
Construction in progress	3,816	—

	56,167	154
Accumulated depreciation and amortization	(1,013)	(3)

Total property and equipment, net	$55,154	$151